Investments	12 Months Ended
Dec. 31, 2019
Disclosure Of Investments [Abstract]
Investments

16 Investments

Accounting policy

Investments, other than investments in joint arrangements and associates, are stated in the statement of financial position at fair value. Changes in the fair value of investments held as part of the venture capital portfolio are reported in disposals and other non-operating items in the income statement. All items recognised in the income statement relating to investments, other than investments in joint arrangements and associates, are reported as disposals and other non-operating items.

Venture capital investments and equity investments represent interests in unlisted securities. The fair value of unlisted securities is based on management’s estimate of fair value based on standard valuation techniques, including market comparisons and discounts of future cash flows, having regard to maximising the use of observable inputs and adjusting for risk. Advice from valuation experts is used as appropriate.

All joint arrangements are classified as joint ventures because the Group shares joint control and has rights to the net assets of the arrangements. Investments in joint ventures and associates are accounted for under the equity method and stated in the statement of financial position at cost as adjusted for post-acquisition changes in the Group’s share of net assets, less any impairment in value.

	2019 £m	2018 £m
Investments in joint ventures	118	104
Venture capital investments	133	151
Total	251	255

The value of venture capital investments and equity investments has been determined by reference to other observable market inputs or, when these are not available, by reference to inputs we believe would reflect the assumptions market participants would use. Gains and losses included in the consolidated income statement are provided in note 8.

An analysis of changes in the carrying value of investments in joint ventures is set out below:

	2019 £m	2018 £m
At start of year	104	102
Share of results of joint ventures	41	32
Dividends received from joint ventures	(34)	(30)
Additions	24	2
Disposals	(11)	—
Exchange translation differences	(6)	(2)
At end of year	118	104

Summarised aggregate information in respect of the Group’s share of joint ventures is set out below:

	RELX’s share
	2019 £m	2018 £m
Revenue	123	101
Net profit for the year	41	32
Total assets	112	96
Total liabilities	(58)	(49)
Net assets	54	47
Goodwill	64	57
Total	118	104

The Group’s consolidated other comprehensive income includes no income or losses relating to joint ventures in either period.